Financial obligations - Lease liabilities related to right in use (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Disclosure of Financial obligations [Line Items]
Lease liabilities	$ 5,779	$ 7,839
Current portion	4,098	3,609
Non-current portion	$ 1,681	4,230
Lease term	10 years
Number of renewal options | item	2
Lease renewal term	5 years
Future minimum rentals payable	$ 2,227	3,697
Less than 1 year
Disclosure of Financial obligations [Line Items]
Future minimum rentals payable	1,470	1,470
Between 2 and 5 years [member]
Disclosure of Financial obligations [Line Items]
Future minimum rentals payable	$ 757	2,227
Minimum [Member]
Disclosure of Financial obligations [Line Items]
Lease term	1 year
Maximum [Member]
Disclosure of Financial obligations [Line Items]
Lease term	3 years
Buildings and other constructions
Disclosure of Financial obligations [Line Items]
Lease liabilities	$ 2,532	3,971
Transportation units
Disclosure of Financial obligations [Line Items]
Lease liabilities	2,386	3,186
Machinery and equipment [Member]
Disclosure of Financial obligations [Line Items]
Lease liabilities	$ 861	$ 682